Intangible Assets, Net	12 Months Ended
Mar. 31, 2023
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 8 — INTANGIBLE ASSETS, NET

YS Group’s intangible assets are presented below:

	As of March 31,
	2022	2023	2023
	(RMB)	(RMB)	(US$)
Cost
Patents	79,608,000	79,608,000	$11,584,906
Licenses, software and laboratory information system	6,143,880	10,435,478	1,518,617
Land use rights	67,181,860	67,181,860	9,776,600
Total Cost	152,933,740	157,225,338	22,880,123
Less: Accumulated Amortization	(72,215,762)	(79,168,546)	(11,520,955)
Intangible Assets, net	80,717,978	78,056,792	$11,359,168